ASSET RETIREMENT OBLIGATIONS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Asset Retirement Obligation Disclosure [Abstract]
SCHEDULE OF ASSETS RETIREMENT OBLIGATIONS

	June 30, 2024	September 30, 2023

Asset retirement obligations, beginning of the year	$260,167	$236,412
Obligations derecognized	-	(287)
Revisions of estimates	-	(7,934)
Accretion expense	27,594	31,976
	$287,761	$260,167

	2023	2022

Asset retirement obligations, beginning of the year	$236,412	$552,594
Obligations derecognized	(287)	-
Revisions of estimates	(7,934)	(371,212)
Accretion expense	31,976	55,030
	$260,167	$236,412